Debt - Narrative (Details) € in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Dec. 01, 2016	Dec. 31, 2022 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2009 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2016 EUR (€)	Nov. 30, 2006 USD ($)
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment				$ 500,000
Stated interest rate of debt instrument				3.70%		3.70%
Debt issuance percentage of fair value				99.783%
Issuance of senior notes				$ 496,000
Maturity date						Jul. 02, 2029
Payment frequency						semi-annually
Date of first required interest payment						Jan. 02, 2020
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC
Debt Instrument [Line Items]
Commitment | €							€ 750,000
Stated interest rate of debt instrument							1.25%
Debt issuance percentage of fair value							99.144%
Maturity date						Sep. 15, 2026
Payment frequency						annually
Date of first required interest payment						Sep. 15, 2017
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment			$ 500,000
Stated interest rate of debt instrument			4.50%
Maturity date						Oct. 01, 2050
Payment frequency						semi-annually
Date of first required interest payment						Apr. 01, 2021
Maturity date range start						Oct. 01, 2030
Proceeds from issuance of subordinated debt			$ 494,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | October 1, 2030 To October 1, 2050
Debt Instrument [Line Items]
Reference rate for variable rate interest payments						five-year treasury rate
Spread on variable rate (as a percent)						3.815%
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | April 1, 2021 - October 1, 2030 [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument						4.50%
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc
Debt Instrument [Line Items]
Commitment		$ 62,000				$ 61,924		$ 250,000
Amount of debt extinguished		$ 560		$ 900	$ 187,000
Interest payment deferral period	10 years
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc | December 1, 2016 - December 1, 2066
Debt Instrument [Line Items]
Payment frequency						quarterly
Reference rate for variable rate interest payments						3-month SOFR
Spread on variable rate (as a percent)						2.325%
Spread on variable rate, adjustment factor (as a percent)						0.26161%